Redeemable Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Redeemable Non-controlling Interests
Accretion to redeemable non-controlling interests	$ 9,087	$ 6,748	$ 12,802
Payments for repurchase	22,400	33,400
JM Tech
Redeemable Non-controlling Interests
Compensation costs recognized	$ 2,800	$ 4,600	$ 11,500